Income tax benefits - Unused Tax Losses (Details) - Tax losses - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 1,982,709	¥ 1,608,337
Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	277,048	277,048
Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	118,502	117,030
Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	419,866	420,353
Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	82,441	242,645
Year 2026
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	104,316
Year 2028
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	1,826
Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	7,149	7,149
Year 2030
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	8,051	¥ 9,689
Year 2031
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 60,059